Investment Strategy - Amplify HACK Cybersecurity Covered Call ETF	Jan. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities (the “Equity Securities”) held by the Amplify Cybersecurity ETF (the “HACK ETF”), a series of the Amplify ETF Trust advised by Amplify Investments, LLC, the investment adviser to the Fund (“Amplify Investments” or the “Adviser”), and written covered call option contracts that reference the Equity Securities. Amplify Investments serves as the investment adviser to the Fund. Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Equity Securities

The Fund invests in the Equity Securities that comprise the HACK ETF. The HACK ETF invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that comprise the Nasdaq ISE Cyber Security Select Index (the “HACK Index”). In pursuing this investment strategy, the HACK ETF invests in companies actively involved in providing cyber security technology and services, in accordance with the ISE Cyber Security® Industry classification.

The HACK Index will consist of a selection of constituents in the Nasdaq ISE Cyber Security Index (the “HACK Parent Index”). The HACK Parent Index begins with an initial universe that is comprised of the common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) of companies (i) that are a direct service provider (hardware/software developer) for cyber security and for which cyber security business activities are a key driver of the business (“Infrastructure Providers”) or (ii) whose business model is defined by its role in providing cyber security services and for which cyber security business activities are a key driver of the business (“Service Providers”, and collectively with “Infrastructure Providers,” the “Cyber Security Companies”). Cyber security refers to products (hardware/software) and services designed to protect computer hardware, software, networks and data from unauthorized access, vulnerabilities, attacks and other security breaches. The securities of each company in the HACK Index must also be listed on a securities exchange.

To be included in the HACK Index, companies from the HACK Parent Index must derive at least 90% of their revenues from cyber security and must have a “Revenue Contribution Score” of at least 1.25%. The Revenue Contribution Score is the product of a company’s market capitalization and the percentage of a company’s revenue derived from cyber security or cyber security-related activities. Eligible constituents of the HACK Index are screened for investability (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of US$1 billion, a free-float equivalent to at least 20% of shares outstanding, and a minimum three-month average daily dollar trading volume of US$1 million.

In addition to its investment in the Equity Securities that comprise the HACK ETF, the Fund may from time to time invest directly in the HACK ETF. The Fund will not concentrate its investments in securities of issuers in any industry, as the term “concentrate” is used in the 1940 Act, except to the extent the HACK Index concentrates in an industry or group of industries.

For additional information regarding the HACK Index methodology, see “Additional Information About the Fund’s Strategies — HACK Index Methodology” below. Additional information regarding the HACK ETF, including its prospectus and most recent annual report, is available without charge by visiting https://amplifyetfs.com/hack/.

Covered Call Option Strategy

In furtherance of the Fund’s investment objective to provide investors with current income, the Fund will seek to generate high current income by employing a “covered call” option strategy in which it will write (sell) U.S. exchange-traded covered call options on the Equity Securities. In addition, the Fund may from time to time write (sell) covered call options on the HACK ETF. A “covered call” is an options trading strategy where an investor sells (writes) a call option on a stock they already own, essentially giving someone else the right to buy their shares at a set price (strike price) within a specific time frame, in exchange for receiving a premium upfront. The Fund expects to write covered call options on each Equity Security, but such call writing may be reduced under certain market circumstances. The Fund’s covered call strategy seeks to generate approximately 15% (1.25% monthly) or greater annualized gross income from premiums received from selling option contracts (i.e., aims to achieve approximately 15% or more in annual gross income from premiums received) (the “Target Option Premium”), however the amount of income generated by the Fund’s implementation of the covered call option strategy will vary based on factors such as market prices, volatility and interest rates.

Please note that there is no guarantee the Fund will achieve its investment objective or the Target Option Premium in any given investment period. Additionally, there is no guarantee that the Fund will make a distribution in any given period. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund each time the Fund sells the option contracts. Therefore, the actual premium income generated over a one-year period could be higher or lower than the stated target, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period. The Fund expects to make distributions from the income generated from its call writing strategy on a monthly basis. The Target Option Premium is not a projection or guarantee of the Fund’s future performance or total return.

An option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset on or before a specified future date (the “expiration date”) at an agreed upon price (the “strike price”). In exchange for selling the right to buy or sell the particular reference asset, the seller of an option contract receives income from the purchaser (a “premium”). The Fund will write (sell) call options that reference an Equity Security, which will give the holder (buyer) of the call option the right, but not the obligation, to purchase the specific Equity Security at the strike price from the Fund, in exchange for a premium received. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the Equity Security beyond the predetermined strike price in exchange for the premium income received. The Fund expects to sell call option contracts with expiration dates of approximately one month or less. The Fund will directly own the Equity Securities underlying the given written call option contracts, and none of the Fund’s sold call option contracts will be considered “uncovered”.

A portion of the Fund’s distributions may be considered return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital reduces a shareholder’s costs basis in the Fund’s shares and will reduce the Fund’s NAV per share. The Fund is not targeting a specific rate of distribution.

The Fund will employ a “covered call spread” strategy when the Sub-Adviser believes it is a better strategy for the Fund as compared to the covered call strategy described above. A covered call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. The Fund may write (sell) covered call spreads rather than stand-alone call option contracts to seek greater participation in the potential appreciation of the share price, while still generating net premium income. By writing covered call spreads, the Fund can potentially offset losses incurred from its sold call positions if the price of the Equity Securities or the HACK ETF, as applicable, rises above its strike price. The Sub-Adviser may employ this strategy for one or more of its Equity Securities or the HACK ETF holdings if it anticipates a significant short-term increase in its respective share price such as after a notable market decline or in response to broadly positive market developments. The Sub-Adviser may also employ this strategy in other situations, such as when it believes that the market is undervaluing options with higher strike prices compared to those closer to the current share price, and where the use of covered call spreads could enhance the Fund’s total return relative to the covered call strategy.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities (the “Equity Securities”) held by the Amplify Cybersecurity ETF (the “HACK ETF”), a series of the Amplify ETF Trust advised by Amplify Investments, LLC, the investment adviser to the Fund (“Amplify Investments” or the “Adviser”), and written covered call option contracts that reference the Equity Securities.